Non-Interest Expense Detail (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Selling General and Administrative Expenses

The following table displays our selling, general and administrative expenses for the years ended December 31, 2024 and 2023:

	2024	2023
Selling, general and administrative expenses
Legal and accounting	$286	$274
Salaries and related expenses	1,970	1,708
Board related expenses	112	108
Advertising	82	40
Rent and utilities	85	61
Loan and foreclosed asset expenses	125	87
Travel	221	182
Other	180	236
Total SG&A	$3,061	$2,696